Cover	Sep. 01, 2022
Cover [Abstract]
Entity Registrant Name	UNITED HEALTH PRODUCTS, INC.
Entity Central Index Key	0001096938
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 01, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-1517723
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-27781
Entity Address State Or Province	NV
Entity Address Address Line 1	526 Commerce Circle
Entity Address Address Line 2	Suite 102
Entity Address City Or Town	Mesquite
Entity Address Postal Zip Code	89027
City Area Code	475
Local Phone Number	755-1005